Long-term debt (Tables)	6 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
Long Term Debt
Long-term debt consists of the following:

Borrowing type	Weighted average coupon	Maturity	Par value		June 30, 2019	December 31, 2018
Senior unsecured revolving credit facilities (a)	—	2019-2023	N/A		$145,290	$97,000
Senior unsecured bank credit facilities (b)	—	2019-2020	N/A		135,000	321,807
Commercial paper (c)	—	2023	N/A		1,250	6,000
U.S. dollar borrowings
Senior unsecured notes	4.09%	2020-2047		$1,225,000	1,219,124	1,218,680
Senior unsecured utility notes	5.99%	2020-2035		$222,000	239,476	240,161
Senior secured utility bonds	4.75%	2020-2044		$662,500	674,517	676,697
Subordinated unsecured notes (d)	6.5%	2078-2079	637,500		621,458	278,771
Canadian dollar borrowings
Senior unsecured notes (e)	4.48%	2020-2029	C$	950,669	722,901	474,764
Senior secured project notes	10.24%	2020-2027	C$	29,956	22,890	22,915
					$3,781,906	$3,336,795
Less: current portion					(8,429)	(13,048)
					$3,773,477	$3,323,747